Personnel costs - Summary of Detailed Information About Stock Options (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tranche Mr. Altan
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	56,700	56,700	56,700
Options granted	0	0	0
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	56,700	0	0
Options outstanding as of Dec. 31	0	56,700	56,700
Options exercisable as of Dec. 31	0	56,700	56,700
2021 Stock Option Plan | Tranche 2021 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	100,000	0
Options granted	0	100,000
Options forfeited	0	0
Options exercised	0	0
Options expired	40,000	0
Options outstanding as of Dec. 31	60,000	100,000	0
Options exercisable as of Dec. 31	0	0
2020 Stock Option Plan | Tranche 2020 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	14,000	14,000	0
Options granted	0	0	14,000
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	14,000	14,000	14,000
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	93,800	107,100	107,400
Options granted	0	0	0
Options forfeited	300	13,300	300
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	93,500	93,800	107,100
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 II
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	20,000	20,000	20,000
Options granted	0	0	0
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	20,000	20,000	20,000
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 III
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	12,500	14,550	0
Options granted	0	0	19,850
Options forfeited	5,100	2,050	5,300
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	7,400	12,500	14,550
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 IV
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	53,000	53,000	0
Options granted	0	0	53,000
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	53,000	53,000	53,000
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 V
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	26,600	26,600	0
Options granted	0	0	26,600
Options forfeited	8,600	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	18,000	26,600	26,600
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 VI
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	7,000	13,500	0
Options granted	0	0	13,500
Options forfeited	1,000	6,500	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	6,000	7,000	13,500
Options exercisable as of Dec. 31	0	0	0
2019 Stock Option Plan | Tranche 2019 VII
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	6,000	0
Options granted	0	6,000
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	6,000	6,000	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 VIII
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	12,350	0
Options granted	0	14,350
Options forfeited	1,500	2,000
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	10,850	12,350	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 IX
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	5,000	0
Options granted	0	5,000
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	5,000	5,000	0
Options exercisable as of Dec. 31	0	0
2019 Stock Option Plan | Tranche 2019 X
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	2,500
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	2,500	0
Options exercisable as of Dec. 31	0
2018 Stock Option Plan | Tranche 2018
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1		0	2,200
Options granted			0
Options forfeited			2,200
Options exercised			0
Options expired			0
Options outstanding as of Dec. 31			0
Options exercisable as of Dec. 31			0
2022 Stock Option Plan
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options granted	108,000
2022 Stock Option Plan | Tranche 2022 I
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	108,000
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	108,000	0
Options exercisable as of Dec. 31	0